UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Income Builder Portfolio
Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800

Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2009 (Unaudited)	Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
Northrop Grumman Corp.	100	$4,835
Raytheon Co.	590	26,686
United Technologies Corp.	100	4,884

		36,405

Beverages — 0.6%
Diageo Plc	1,100	13,123

Chemicals — 1.5%
BASF SE	100	3,774
The Dow Chemical Co.	150	2,400
E.I. du Pont de Nemours & Co.	520	14,508
Olin Corp.	860	10,836
Praxair, Inc.	40	2,984

		34,502

Commercial Banks — 3.2%
Bank of Nova Scotia	525	14,932
Standard Chartered Plc	325	5,028
Toronto-Dominion Bank	490	19,340
U.S. Bancorp	1,040	18,949
Wells Fargo & Co.	860	17,209

		75,458

Computers & Peripherals — 0.4%
Hewlett-Packard Co.	90	3,238
International Business Machines Corp.	60	6,193

		9,431

Containers & Packaging — 0.7%
Temple-Inland, Inc.	1,410	16,835

Diversified Financial Services — 2.2%
JPMorgan Chase & Co.	1,590	52,470

Diversified Telecommunication Services — 5.1%
AT&T, Inc.	1,590	40,736
BCE, Inc.	220	4,708
Frontier Communications Corp.	1,590	11,305
Manitoba Telecom Services, Inc.	150	4,211
Qwest Communications International, Inc.	2,900	11,281
TELUS Corp.	160	3,720
Verizon Communications, Inc.	1,470	44,600

		120,561

Electric Utilities — 3.1%
American Electric Power Co., Inc.	170	4,485
Duke Energy Corp.	980	13,534
Exelon Corp.	120	5,535
FPL Group, Inc.	120	6,455
Northeast Utilities, Inc.	120	2,522
PPL Corp.	370	11,067
Southern Co.	980	28,302

		71,900

Energy Equipment & Services — 0.4%
Diamond Offshore Drilling, Inc.	120	8,689

Food Products — 1.5%
H.J. Heinz Co.	610	20,996
Kraft Foods, Inc. - Class A	610	14,274

		35,270

Gas Utilities — 0.9%
AGL Resources, Inc.	180	5,610
EQT Corp.	490	16,479

		22,089

Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.	120	6,395

Household Products — 0.5%
The Clorox Co.	120	6,726
Kimberly-Clark Corp.	120	5,897

		12,623

Independent Power Producers & Energy Traders — 0.3%
Constellation Energy Group, Inc.	250	6,020

Industrial Conglomerates — 1.3%
3M Co.	110	6,336
General Electric Co.	1,900	24,035

		30,371

Insurance — 0.6%
The Allstate Corp.	370	8,632
Travelers Companies, Inc.	120	4,937

		13,569

Machinery — 1.0%
Caterpillar, Inc.	520	18,502
Deere & Co.	120	4,951

		23,453

Media — 0.3%
Vivendi Universal SA	250	6,722

Metals & Mining — 2.8%
Aluminum Corp. of China Ltd. - ADR	75	1,442
BHP Billiton Ltd.	1,420	34,304
BlueScope Steel Ltd.	2,330	3,942
Nucor Corp.	250	10,172
Rio Tinto Ltd.	140	6,519
Southern Copper Corp.	480	8,914

		65,293

Multi-Utilities — 2.2%
Consolidated Edison, Inc.	490	18,194
Dominion Resources, Inc.	180	5,429
PG&E Corp.	120	4,454
Public Service Enterprise Group, Inc.	670	19,993
Wisconsin Energy Corp.	90	3,596

		51,666

Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.	530	35,033
Enbridge, Inc.	905	27,947
Royal Dutch Shell Plc - Class A	1,590	36,467

Portfolios Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names of certain securities have been abbreviated according to the list below.

ADR    American Depository Receipt

APRIL 30, 2009	1

Schedule of Investments (continued)	Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Total SA - ADR	610	$30,329
Woodside Petroleum Ltd.	415	11,410

		141,186

Paper & Forest Products — 1.2%
MeadWestvaco Corp.	610	9,553
Weyerhaeuser Co.	540	19,040

		28,593

Pharmaceuticals — 3.7%
Abbott Laboratories	120	5,022
Bristol-Myers Squibb Co.	1,630	31,296
Johnson & Johnson	50	2,618
Pfizer, Inc.	1,840	24,582
Wyeth	530	22,472

		85,990

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	860	13,571
Microchip Technology, Inc.	450	10,350

		23,921

Software — 0.3%
Microsoft Corp.	400	8,104

Textiles, Apparel & Luxury Goods — 0.4%
VF Corp.	150	8,891

Tobacco — 2.2%
Altria Group, Inc.	610	9,961
British American Tobacco Plc	200	4,823
Philip Morris International, Inc.	910	32,942
Reynolds American, Inc.	120	4,558

		52,284

Water Utilities — 0.3%
American Water Works Co., Inc.	370	6,660

Wireless Telecommunication Services — 0.6%
Vodafone Group Plc - ADR	740	13,579

Total Common Stocks — 46.1%		1,082,053

Affiliated Investment Companies(a)
Fixed Income Funds
BlackRock High Yield Bond Portfolio	80,503	445,987
BlackRock International Bond Portfolio	6,852	70,575
BlackRock Low Duration Bond Portfolio	68,888	607,588

Total Fixed Income Funds — 47.9%		1,124,150

Total Long-Term Investments
(Cost — $2,616,288) — 94.0%		2,206,203

Short-Term Securities
BlackRock Liquidity Funds, TempFund,
0.64%(a)(b)
(Cost — $82,089) — 3.5%	82,089	82,089

Total Investments
(Cost — $2,698,377*) — 97.5%		2,288,292
Other Assets in Excess of Liabilities — 2.5%		58,405

Net Assets — 100.0%		$2,346,697

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,698,957

Gross unrealized appreciation	$10,464
Gross unrealized depreciation	(421,129)

Net unrealized depreciation	$(410,665)

(a)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Purchase Cost	Sales Cost		Realized Gain (Loss)	Income
BlackRock GNMA Portfolio	$8,625	$252,337		$3,439	$1,312
BlackRock High Yield Bond Portfolio	$162,619	$168,392		$(39,637)	$36,994
BlackRock International Bond Portfolio	$94,540	$17,971		$(1,780)	$1,381
BlackRock Low Duration Bond Portfolio	$475,188	$240,024		$(25,808)	$21,738
BlackRock Liquidity Funds, TempFund	$—	$93,802	**	$—	$3,569

** Represents net sales cost.

(b)	Represents current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

2	APRIL 30, 2009

Schedule of Investments (concluded)	Income Portfolio

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	$2,162,181
Level 2	126,111
Level 3	—

Total	$2,288,292

APRIL 30, 2009	3

Schedule of Investments April 30, 2009 (Unaudited)	Income Builder Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.4%
Northrop Grumman Corp.	90	$4,351
Raytheon Co.	410	18,544
United Technologies Corp.	90	4,396

		27,291

Beverages — 0.8%
Diageo Plc	760	9,067

Chemicals — 2.6%
BASF SE	90	3,397
The Dow Chemical Co.	150	2,400
E.I. du Pont de Nemours & Co.	460	12,834
Olin Corp.	760	9,576
Praxair, Inc.	30	2,238

		30,445

Commercial Banks — 3.8%
Bank of Nova Scotia	465	13,226
Standard Chartered Plc	285	4,409
Toronto-Dominion Bank	210	8,289
U.S. Bancorp	390	7,106
Wells Fargo & Co.	550	11,005

		44,035

Computers & Peripherals — 1.1%
Hewlett-Packard Co.	180	6,476
International Business Machines Corp.	60	6,193

		12,669

Containers & Packaging — 1.3%
Temple-Inland, Inc.	1,250	14,925

Diversified Financial Services — 1.8%
JPMorgan Chase & Co.	630	20,790

Diversified Telecommunication Services — 8.2%
AT&T, Inc.	1,410	36,124
BCE, Inc.	170	3,638
Frontier Communications Corp.	1,190	8,461
Manitoba Telecom Services, Inc.	150	4,211
Qwest Communications International, Inc.	2,240	8,714
TELUS Corp.	150	3,488
Verizon Communications, Inc.	980	29,733

		94,369

Electric Utilities — 6.4%
American Electric Power Co., Inc.	370	9,761
Duke Energy Corp.	980	13,534
Exelon Corp.	110	5,074
FPL Group, Inc.	210	11,296
Northeast Utilities, Inc.	110	2,312
PPL Corp.	320	9,571
Southern Co.	760	21,949

		73,497

Energy Equipment & Services — 0.7%
Diamond Offshore Drilling, Inc.	110	7,965

Food Products — 2.2%
H.J. Heinz Co.	440	15,145
Kraft Foods, Inc. - Class A	440	10,296

		25,441

Gas Utilities — 1.8%
AGL Resources, Inc.	180	5,611
EQT Corp.	440	14,797

		20,408

Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.	110	5,862

Household Products — 1.0%
The Clorox Co.	110	6,166
Kimberly-Clark Corp.	110	5,405

		11,571

Independent Power Producers & Energy Traders — 0.4%
Constellation Energy Group, Inc.	210	5,057

Industrial Conglomerates — 1.9%
3M Co.	100	5,760
General Electric Co.	1,250	15,813

		21,573

Insurance — 1.0%
The Allstate Corp.	320	7,466
Travelers Companies, Inc.	110	4,525

		11,991

Machinery — 2.2%
Caterpillar, Inc.	460	16,367
Deere & Co.	210	8,664

		25,031

Media — 0.4%
Vivendi Universal SA	150	4,033

Metals & Mining — 4.2%
Aluminum Corp. of China Ltd. - ADR	75	1,442
BHP Billiton Ltd.	830	20,051
BlueScope Steel Ltd.	2,060	3,485
Nucor Corp.	210	8,545
Rio Tinto Ltd.	140	6,519
Southern Copper Corp.	420	7,800

		47,842

Multi-Utilities — 3.9%
Consolidated Edison, Inc.	440	16,337
Dominion Resources, Inc.	170	5,127
PG&E Corp.	110	4,083
Public Service Enterprise Group, Inc.	540	16,114
Wisconsin Energy Corp.	80	3,197

		44,858

Oil, Gas & Consumable Fuels — 9.6%
Chevron Corp.	360	23,796
Enbridge, Inc.	795	24,550
Royal Dutch Shell Plc - Class A	1,190	27,292
Total SA - ADR	550	27,346
Woodside Petroleum Ltd.	255	7,011

		109,995

Paper & Forest Products — 2.1%
MeadWestvaco Corp.	440	6,890
Weyerhaeuser Co.	480	16,925

		23,815

Pharmaceuticals — 5.6%
Abbott Laboratories	210	8,788

4	APRIL 30, 2009

Schedule of Investments (continued)	Income Builder Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Bristol-Myers Squibb Co.	1,250	$24,000
Johnson & Johnson	50	2,618
Pfizer, Inc.	1,410	18,838
Wyeth	240	10,176

		64,420

Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	550	8,679
Microchip Technology, Inc.	290	6,670

		15,349

Software — 0.7%
Microsoft Corp.	390	7,901

Textiles, Apparel & Luxury Goods — 0.6%
VF Corp.	120	7,112

Tobacco — 3.3%
Altria Group, Inc.	550	8,981
British American Tobacco Plc	180	4,341
Philip Morris International, Inc.	580	20,996
Reynolds American, Inc.	110	4,178

		38,496

Water Utilities — 0.5%
American Water Works Co., Inc.	320	5,760

Wireless Telecommunication Services — 0.7%
Vodafone Group Plc - ADR	440	8,074

Total Common Stocks — 73.0%		839,642

Affiliated Investment Companies(a)
Fixed Income Funds
BlackRock High Yield Bond Portfolio	20,403	113,031
BlackRock International Bond Portfolio	1,738	17,897
BlackRock Low Duration Bond Portfolio	16,116	142,147

Total Affiliated Investment Companies — 23.7%		273,075

Total Investments
(Cost — $1,377,704*) — 96.7%		1,112,717
Other Assets in Excess of Liabilities — 3.3%		37,969

Net Assets — 100.0%		$1,150,686

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,377,883

Gross unrealized appreciation	$12,581
Gross unrealized depreciation	(277,747)

Net unrealized depreciation	$(265,166)

(a)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Purchase Cost	Sales Cost		Realized Gain (Loss)	Income
BlackRock GNMA Portfolio	$1,849	$73,952		$998	$385
BlackRock High Yield Bond Portfolio	$44,275	$70,621		$(17,725)	$10,469
BlackRock International Bond Portfolio	$27,545	$8,065		$(848)	$391
BlackRock Low Duration Bond Portfolio	$134,870	$106,735		$(11,440)	$6,005
BlackRock Liquidity Funds, TempFund	$—	$125,952	**	$—	$2,483
** Represents net sales cost.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

APRIL 30, 2009	5

Schedule of Investments (concluded)	Income Builder Portfolio

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Investments in Securities
Valuation Inputs	Assets
Level 1	$1,023,113
Level 2	89,604
Level 3	—

Total	$1,112,717

6	APRIL 30, 2009

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

   Certifications –  Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds II

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: June 19, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: June 19, 2009